                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06711

                       Morgan Stanley Special Growth Fund
               (Exact name of registrant as specified in charter)

          522 Fifth Avenue, New York, New York                     10036
     (Address of principal executive offices)                      (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2008

Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SPECIAL GROWTH FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2007 (UNAUDITED)

NUMBER OF
  SHARES                                                                     VALUE
---------                                                                ------------

            COMMON STOCKS (96.4%)
            Aluminum (1.5%)
  20,036    Kaiser Aluminum Corp.*                                       $  1,527,745
                                                                         ------------
            Apparel/Footwear Retail (1.9%)
  47,889    Citi Trends Inc.*                                               1,940,941
                                                                         ------------
            Biotechnology (3.7%)
  14,359    Gen-Probe Inc.*                                                   776,678
  52,248    Techne Corp.*                                                   3,118,683
                                                                         ------------
                                                                            3,895,361
                                                                         ------------
            Cable/Satellite TV (0.6%)
 167,969    Charter Communications, Inc. (Class A)*                           673,556
                                                                         ------------
            Casino/Gaming (0.4%)
  33,430    Lakes Entertainment, Inc.*                                        381,102
                                                                         ------------
            Commercial Printing/Forms (1.1%)
  29,780    VistaPrint Ltd. (Bermuda)*                                      1,193,285
                                                                         ------------
            Construction Materials (2.1%)
  25,437    Texas Industries, Inc.                                          2,212,510
                                                                         ------------
            Electronic Production Equipment (2.1%)
  48,660    Tessera Technologies, Inc.*                                     2,212,570
                                                                         ------------
            Financial Publishing/Services (5.5%)
  84,200    Interactive Data Corp.                                          2,444,326
  68,379    Morningstar, Inc.*                                              3,269,200
                                                                         ------------
                                                                            5,713,526
                                                                         ------------
            Forest Products (0.7%)
  12,828    Deltic Timber Corp.                                               692,199
                                                                         ------------
            Home Building (2.6%)
  28,138    Brookfield Homes Corp.                                            897,884
  54,756    Gafisa S.A. (ADR) (Brazil)*                                     1,855,133
                                                                         ------------
                                                                            2,753,017
                                                                         ------------
            Hotels/Resorts/Cruiselines (5.5%)
  56,506    Gaylord Entertainment Co.*                                      3,182,983
  42,443    Vail Resorts, Inc.*                                             2,544,458
                                                                         ------------
                                                                            5,727,441
                                                                         ------------
            Industrial Machinery (1.6%)
   7,547    Middleby Corp.*                                                   936,054
  42,474    Mueller Water Products Inc. (Class A)                             696,574
                                                                         ------------
                                                                            1,632,628
                                                                         ------------

                                        2

            Internet Retail (5.9%)
  59,814    Blue Nile Inc.*                                                 3,437,511
  26,572    Ctrip.com International Ltd. (ADR) (Cayman Islands)*            2,030,367
  34,181    Netflix Inc.*                                                     749,247
                                                                         ------------
                                                                            6,217,125
                                                                         ------------
            Internet Software/Services (4.9%)
 100,971    CNET Networks, Inc.*                                              915,807
  37,656    Equinix Inc.*                                                   3,290,381
  40,180    Websense, Inc.*                                                   904,050
                                                                         ------------
                                                                            5,110,238
                                                                         ------------
            Investment Banks/Brokers (3.0%)
  43,083    Greenhill & Co., Inc.                                           3,101,976
                                                                         ------------
            Investment Trusts/Mutual Funds (1.8%)
  41,197    Macquarie Infrastructure Company Trust                          1,837,798
                                                                         ------------
            Miscellaneous Commercial Services (11.1%)
  23,364    Corporate Executive Board Co. (The)                             1,553,940
  39,142    Costar Group, Inc.*                                             2,123,845
  84,150    Endeavor Acquisition Corp.*                                       953,419
  36,154    Forrester Research, Inc.*                                         980,496
  57,742    Grubb & Ellis Co.*                                                731,014
  67,187    IHS Inc. (Class A)*                                             2,700,246
 105,188    Jamba, Inc.                                                     1,057,139
  34,630    Viad Corp.                                                      1,536,533
                                                                         ------------
                                                                           11,636,632
                                                                         ------------
            Oil & Gas Production (1.8%)
  57,322    Delta Petroleum Corp.*                                          1,125,804
  20,326    GMX Resources Inc.*                                               786,413
                                                                         ------------
                                                                            1,912,217
                                                                         ------------
            Other Consumer Services (7.5%)
  56,855    Ambassadors Group, Inc.                                         1,948,989
  33,068    Ambassadors International, Inc.                                 1,071,073
  18,316    Bankrate, Inc.*                                                   796,746
  38,717    GMarket, Inc. (ADR) (South Korea)*                                760,015
  55,887    HouseValues, Inc.*                                                256,521
  24,223    Strayer Education, Inc.                                         3,031,751
                                                                         ------------
                                                                            7,865,095
                                                                         ------------
            Other Transportation (2.9%)
  61,675    Grupo Aeroportuario del Pacifico SA de CV
            (ADR) (Mexico)                                                  3,030,709
                                                                         ------------
            Packaged Software (1.7%)
  39,238    Blackboard Inc.*                                                1,614,644
  39,715    Convera Corp.*                                                    169,186
                                                                         ------------
                                                                            1,783,830
                                                                         ------------
            Pharmaceuticals: Other (0.6%)
  28,896    Noven Pharmaceuticals, Inc.*                                      677,611
                                                                         ------------
            Property - Casualty Insurers (0.7%)
  31,827    Greenlight Capital Re, Ltd. (Cayman Islands)*                     754,300
                                                                         ------------

                                        3

            Real Estate Development (0.5%)
   7,173    Consolidated-Tomoka Land Co.                                      534,388
                                                                         ------------
            Recreational Products (2.8%)
  49,000    ARUZE Corp. (Japan)                                             1,610,518
  48,847    Marvel Entertainment, Inc.*                                     1,348,666
                                                                         ------------
                                                                            2,959,184
                                                                         ------------
            Restaurants (6.5%)
  80,820    AFC Enterprises, Inc.*                                          1,573,565
  58,023    BJ'S Restaurants Inc.*                                          1,174,966
  75,902    Krispy Kreme Doughnuts, Inc.*                                     647,444
  63,705    P.F. Chang's China Bistro, Inc.*                                2,471,117
  35,323    Peet's Coffee & Tea, Inc.*                                        920,871
                                                                         ------------
                                                                            6,787,963
                                                                         ------------
            Services to the Health Industry (2.5%)
  51,311    Advisory Board Co. (The)*                                       2,671,764
                                                                         ------------
            Specialty Insurance (0.5%)
  10,956    PICO Holdings, Inc.*                                              515,042
                                                                         ------------
            Specialty Stores (1.6%)
  35,758    Build-A-Bear-Workshop, Inc.*                                    1,069,164
  58,167    CKX, Inc.*                                                        618,315
                                                                         ------------
                                                                            1,687,479
                                                                         ------------
            Specialty Telecommunications (1.5%)
  37,363    Cogent communications Group, Inc.*                              1,072,318
  46,067    IDT Corp. (Class B)                                               573,073
                                                                         ------------
                                                                            1,645,391
                                                                         ------------
            Steel (1.8%)
  25,651    Chaparral Steel Co.                                             1,877,653
                                                                         ------------
            Trucking (2.1%)
  45,252    Landstar System, Inc.                                           2,201,962
                                                                         ------------
            Wholesale Distributors (2.7%)
 129,000    Integrated Distribution Services Group Ltd. (Bermuda)             392,356
  60,348    Pool Corp.                                                      2,471,251
                                                                         ------------
                                                                            2,863,607
                                                                         ------------
            Wireless Telecommunications (2.7%)
  47,451    FiberTower Corp.*                                                 197,396
  81,620    SBA Communications Corp. (Class A)*                             2,622,451
                                                                         ------------
                                                                            2,819,847
                                                                         ------------
            TOTAL COMMON STOCKS
               (Cost $86,452,957)                                         101,047,692
                                                                         ------------
            CONVERTIBLE PREFERRED STOCK (0.4%)
            Biotechnology
  69,988    Microbia, Inc. - 144A** (Cost $437,425)                           437,425
                                                                         ------------

                                        4

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                    VALUE
---------                                                                ------------

            SHORT-TERM INVESTMENT (3.6%)
            REPURCHASE AGREEMENT
$  3,800    Joint repurchase agreement account 5.29% due
            06/01/07 (dated 05/31/07; proceeds $3,800,558) (a)
               (Cost $3,800,000)                                         $  3,800,000
                                                                         ------------
            TOTAL INVESTMENTS
               (Cost $90,690,382) (b)                            100.4%   105,285,117
            LIABILITIES IN EXCESS OF OTHER ASSETS                 (0.4)      (479,065)
                                                                 -----   ------------
            NET ASSETS                                           100.0%  $104,806,052
                                                                 =====   ============

ADR  American Depositary Receipt.

*    Non-income producing security.

**   Resale is restricted to qualified institutional investors.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,342,062 and the aggregate gross unrealized depreciation is $4,747,327, resulting in net unrealized appreciation of $14,594,735.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 2007:

CONTRACTS TO               IN             DELIVERY              UNREALIZED
  DELIVER             EXCHANGE FOR          DATE               APPRECIATION
-------------------------------------------------------------------------------

HKD    138,854          $ 17,792          06/01/07                 $  9
JPY  9,161,721            75,331          06/04/07                   50
                                                                   ----
    Total Unrealized Appreciation ...........................      $ 59
                                                                   ====

Currency Abbreviations:
-----------------------

HKD Hong Kong Dollar.
JPY Japanese Yen.

                                        5

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        6

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund

/s/ Ronald E. Robison
------------------------------------------
Ronald E. Robison
Principal Executive Officer
July 19, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
------------------------------------------
Ronald E. Robison
Principal Executive Officer
July 19, 2007

/s/ Francis Smith
------------------------------------------
Francis Smith
Principal Financial Officer
July 19, 2007

                                        7

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Special Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 19, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

                                        8

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Special Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 19, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

                                        9